PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 7 -          PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2015	2014
Cost:
Land and buildings	$11,112	$6,232
Machinery and equipment	41,378	36,299
Motor vehicles	334	334
Office furniture and equipment	1,789	1,646
Software	1,259	1,197
	55,872	45,708

Less: Accumulated depreciation	36,938	34,184
Depreciated cost	$18,934	$11,524

Depreciation expenses amounted to $2,753, $2,069 and $1,859 for the years ended December 31, 2015, 2014 and 2013, respectively.